RESTRICTED CASH - Narrative (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 USD ($)
Restricted Cash And Cash Equivalents [Line Items]
Cash collateral relating to rehabilitation performance guarantees	$ 20,414		$ 19,019
Australia
Restricted Cash And Cash Equivalents [Line Items]
Cash collateral relating to rehabilitation performance guarantees	$ 20,414	$ 26,125